VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.7%)

Education (10.4%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	530,000	$490,420
State Board of Higher Education of the State of North Dakota 5.000% 05/01/2049 Callable @ 100.000 05/01/2033	750,000	766,867
UND Alumni Association & Foundation 5.000% 05/01/2049 Callable @ 100.000 05/01/2034	500,000	509,065
		1,766,352
General Obligation (39.1%)
Fairmont Public School District No 18 4.250% 08/01/2043 Callable @ 100.000 08/01/2031	260,000	248,589
*City of Fargo ND 5.000% 05/01/2045 Callable @ 100.000 05/01/2033	500,000	518,000
Fargo Park District 5.000% 05/01/2036 Callable @ 100.000 05/01/2031	750,000	803,295
City of Grand Forks ND 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	750,000	817,282
City of Horace ND 5.000% 05/01/2039 Callable @ 100.000 05/01/2033	650,000	658,106
City of Horace ND 4.850% 08/01/2026 Callable @ 100.000 08/01/2025	400,000	400,032
City of Horace ND 4.750% 05/01/2044 Callable @ 100.000 05/01/2033	500,000	479,440
City of Mayville ND 5.000% 05/01/2044 Callable @ 100.000 05/01/2031	500,000	456,980
Stanley Public School District No 2 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	685,000	633,152
Valley City Park District 4.800% 01/01/2035 Callable @ 100.000 01/01/2030	160,000	163,296
Valley City Park District 5.400% 01/01/2043 Callable @ 100.000 01/01/2030	200,000	203,584
Wahpeton Public School District No 37 4.000% 08/01/2040 Callable @ 100.000 08/01/2031	250,000	240,635
Wahpeton Public School District No 37 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	285,000	264,762
City of West Fargo ND 4.000% 05/01/2047 Callable @ 100.000 05/01/2034	880,000	788,286
		6,675,439
Health Care (12.5%)
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	226,122
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,170,649
City of Grand Forks ND 5.000% 12/01/2037 Callable @ 100.000 12/01/2027	130,000	130,836
City of Grand Forks ND 5.125% 12/01/2025	250,000	249,498
City of Grand Forks ND 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	345,307
		2,122,412
Housing (14.7%)
*North Dakota Housing Finance Agency 4.650% 07/01/2038 Callable @ 100.000 01/01/2033	1,000,000	1,034,150
North Dakota Housing Finance Agency 4.550% 07/01/2044 Callable @ 100.000 07/01/2033	500,000	492,205
North Dakota Housing Finance Agency 4.650% 07/01/2044 Callable @ 100.000 07/01/2033	1,000,000	984,530
		2,510,885
Other Revenue (5.5%)
City of Fargo ND 4.000% 12/01/2044 Callable @ 100.000 12/01/2034	300,000	268,149
Mandan Park District 4.625% 05/01/2040 Callable @ 100.000 05/01/2030	280,000	267,859
Mandan Park District 4.750% 05/01/2043 Callable @ 100.000 05/01/2030	165,000	154,006
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,074
		930,088
Utilities (9.5%)
Cass Rural Water Users District 4.150% 05/01/2039 Callable @ 100.000 05/01/2031	500,000	454,730
Cass Rural Water Users District 4.170% 05/01/2035 Callable @ 100.000 05/01/2030	815,000	805,791
Cass Rural Water Users District 4.375% 05/01/2038 Callable @ 100.000 05/01/2030	365,000	357,021
		1,617,542

TOTAL MUNICIPAL BONDS (COST: $16,121,284)		$15,622,718

OTHER ASSETS LESS LIABILITIES (8.3%)		$1,413,903

NET ASSETS (100.0%)		$17,036,621

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for North Dakota
Investments at cost	$16,121,284
Unrealized appreciation	$86,774
Unrealized depreciation	(585,340)
Net unrealized appreciation/(depreciation)*	$(498,566)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$15,622,718.00	$-	$15,622,718.00
Total	$-	$15,622,718.00	$-	$15,622,718.00